COMMON SHARES - Weighted Average Common Shares Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Basic (in shares)	1,038	1,030	995
Diluted (in shares)	1,038	1,030	996
Common shares
Class of Stock [Line Items]
Basic (in shares)	1,038	1,030	995
Diluted (in shares)	1,038	1,030	996